Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2020	December 31, 2019
Trade accounts receivable from third-part customers	$17,938,346	$22,376,370
Less: allowances for doubtful accounts	(14,717,842)	(11,124,368)
Total accounts receivable from third-party customers, net	3,220,504	11,252,002
Add: accounts receivable, net, related parties	202,074	469,474
Accounts receivable, net	$3,422,578	$11,721,476

Schedule of allowance for doubtful accounts
	December 31, 2020	December 31, 2019
Beginning balance	$11,124,368	$3,228,732
Bad debt provision	3,988,387	8,001,921
Write off	(1,303,932)	-
Foreign exchange translation	909,019	(106,285)
Ending balance	$14,717,842	$11,124,368

Schedule of accounts receivable
	December 31, 2020	December 31, 2019
Accounts Receivable Aging:
Less than 3 months	$2,533,525	$5,387,285
From 4 to 6 months	686,175	4,107,880
From 7 to 9 months	408,037	4,284,179
From 10 to 12 months	160,761	3,397,470
Over 1 year	14,351,922	5,669,030
Bad debt reserve	(14,717,842)	(11,124,368)
Accounts Receivable, net	$3,422,578	$11,721,476